PRUDENTIAL INVESTMENTS MUTUAL FUNDS

Supplement dated November 8, 2011 to the
Currently Effective Prospectus of the Funds named Below

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The Summary section of each Fund’s Prospectus is hereby amended as discussed below:

The subsection entitled “Fund Fees and Expenses” is revised to clarify the minimum dollar amount of investment required to qualify for a sales charge discount as set forth below:

     Fund                                                                                     $ Amount for Sales Charge Discount

     Prudential Global Total Return Fund                              $50,000

     Prudential Short-Term Corporate Bond Fund               $100,000

     Prudential Total Return Bond Fund                                $50,000

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